LAND	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
LAND

5.	LAND

As of December 31, 2025 and 2024, the Company had 27 acres of land of approximately $540,000. The land is currently vacant and management does not currently have any plans to develop this property and expects to eventually sell the property.